Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class and Class R6
Supplement to the Summary Prospectuses, Prospectuses, and Statement of Additional Information, each dated February 28, 2015, as amended and supplemented.

Neuberger Berman Advisers Management Trust®
Absolute Return Multi-Manager Portfolio
Class S
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated May 1, 2015, as amended and supplemented.

Effective immediately, Visium Asset Management, LP (“Visium”) will no longer act as a subadviser to Neuberger Berman Absolute Return Multi-Manager Fund and Absolute Return Multi-Manager Portfolio (each a “Fund”).

Effective February 19, 2016, Cloud Gate Capital LLC (“Cloud Gate”) will no longer act as a subadviser to each Fund.

Accordingly, all references to each of Visium and Cloud Gate in each Fund’s summary prospectuses, prospectuses and statement of additional information are hereby deleted in their entirety as of those dates.

The date of this supplement is February 16, 2016.

Please retain this supplement for future reference.
Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700
Institutional Services: 800.366.6264
Web site: www.nb.com

Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Long Short Multi-Manager Fund
Class A, Class C and Institutional Class

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated February 28, 2015, as amended and supplemented.

Effective February 19, 2016, Cloud Gate Capital LLC (“Cloud Gate”) will no longer act as a subadviser to Neuberger Berman Long Short Multi-Manager Fund (the “Fund”). Accordingly, all references to Cloud Gate in the Fund’s summary prospectus, prospectus and statement of additional information are hereby deleted in their entirety as of that date.

The date of this supplement is February 16, 2016.

Please retain this supplement for future reference.
Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700
Institutional Services: 800.366.6264
Web site: www.nb.com